PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF CHANGES IN RECLASSIFIED STATEMENT OF CASH FLOW

	For the Year Ended December 31, 2023
	As Previously Reported	Adjustment	As Adjusted
Consolidated Statements of Cash Flows
Cash flows from operating activities
Decrease in accounts payable	(42,121)	17,399	(24,722)
Net cash used in operating activities	(188,261)	17,399	(170,862)

Cash flows from financing activities
Cash used in merchant settlement, net	-	(17,399)	(17,399)
Net cash used in financing activities	(25,334)	(17,399)	(42,733)

	For the Year Ended December 31, 2022
	As Previously Reported	Adjustment	As Adjusted
Consolidated Statements of Cash Flows
Cash flows from operating activities
Decrease in accounts payable	(108,003)	49,711	(58,292)
Net cash used in operating activities	(216,822)	49,711	(167,111)

Cash flows from financing activities
Cash used in merchant settlement, net	-	(49,711)	(49,711)
Net cash used in financing activities	(94,555)	(49,711)	(144,266)

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

The following table summarized the details of the Company’s allowance for credit losses:

	2022	2023	2024

Balance at beginning of year	12,504	33,363	70,389
Allowance for credit losses	21,233	37,098	15,364
Write-offs	(374)	(72)	(20)
Balance at end of year	33,363	70,389	85,733

SCHEDULE OF ESTIMATED USEFUL LIVES

Category	Estimated useful lives
Building	20 - 40 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets
Electronic equipment	3 years
Furniture	3 years
Software	3 years
Vehicles	3 years